Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Cash Flows from Operating Activities
Net Income		$ 7,754	$ 5,097	$ 5,758
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading (Note 3)		1	2	1
Net (gain) on securities, other than trading (Note 3)		(592)	(126)	(250)
Net (increase) decrease in trading securities		(10,447)	(10,276)	13,816
Provision for credit losses (Note 4)		20	2,953	872
(increase) decrease in derivative asset		542	(12,229)	6,902
Increase (decrease) in derivative liability		529	5,614	(3,774)
Amortization of premises and equipment (Note 9)		791	801	435
Amortization of other assets		140	197	216
Amortization of intangible assets (Note 11)		634	620	554
Write-down of goodwill (Notes 10 and 11)		779
Net decrease in deferred tax asset (Note 22)		127	111	483
Net increase (decrease) in deferred tax liability (Note 22)		85	26	(15)
Net (increase) decrease in current tax asset		(539)	(55)	354
Net increase in current tax liability		143	62	6
(Increase) decrease in interest receivable		75	178	(299)
Increase (decrease) in interest payable		(366)	(352)	313
Changes in other items and accruals, net		723	(4,501)	(1,255)
Net increase in deposits		52,244	88,341	48,009
Net (increase) in loans		(23,748)	(21,941)	(43,381)
Net increase (decrease) in securities sold but not yet purchased		3,545	2,972	(2,524)
Net increase in securities lent or sold under repurchase agreements		12,866	824	20,358
Net (increase) in securities borrowed or purchased under resale agreements		(289)	(7,104)	(19,396)
Net increase (decrease) in securitization and structured entities' liabilities		(968)	(378)	2,120
Net Cash Provided by Operating Activities		44,049	50,836	29,303
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries			(8,113)	(1,227)
Proceeds from issuance of covered bonds (Note 13)		4,396	4,425	4,168
Redemption/buyback of covered bonds (Note 13)		(4,074)	(6,231)	(3,765)
Proceeds from issuance of subordinated debt (Note 15)		1,000	1,250	1,000
Repayment of subordinated debt (Note 15)				(1,000)
Proceeds from issuance of preferred shares and other equity instruments net of issuance cost (Note 16)			1,247	1,000
Redemption of preferred shares (Note 16)
Net proceeds from issuance (repurchase) of common shares and sale (purchase) of treasury shares		159	(76)	54
Common shares repurchased for cancellation (Note 16)				(90)
Cash dividends and distributions paid		(2,980)	(2,475)	(2,752)
Repayment of lease liabilities	[1]	(327)	(331)
Net Cash Provided by (Used in) Financing Activities		(5,122)	(10,304)	(2,612)
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks		144	(979)	329
Purchases of securities, other than trading		(49,620)	(86,659)	(63,496)
Maturities of securities, other than trading		27,377	19,982	13,154
Proceeds from sales of securities, other than trading		22,720	36,900	31,561
Premises and equipment – net (purchases) (Note 9)		(484)	(399)	(478)
Purchased and developed software – net (purchases) (Note 11)		(499)	(633)	(650)
Acquisitions (Note 10)			(186)
Net proceeds from divestitures (Note 10)		63
Net Cash (Used in) Investing Activities		(299)	(31,974)	(19,580)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(2,775)	47	(450)
Net increase in Cash and Cash Equivalents		35,853	8,605	6,661
Cash and Cash Equivalents at Beginning of Year		57,408	48,803	42,142
Cash and Cash Equivalents at End of Year (Note 2)		93,261	57,408	48,803
Net cash provided by operating activities includes:
Interest paid in the year	[2]	5,864	9,679	12,956
Income taxes paid in the year		2,167	1,537	1,209
Interest received in the year		18,323	21,576	23,966
Dividends received in the year		$ 1,732	$ 1,856	$ 1,740

[1]	Prior to adoption of IFRS 16, repayments of lease liabilities were included in Net Cash Provided by Operating Activities.
[2]	Includes dividends paid on securities sold but not yet purchased.